Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014 pipeline customer	Sep. 30, 2013	Sep. 30, 2012
Summary Of Significant Accounting Policies [Line Items]
Number of customers	58,600
Remaining amount of regulatory assets that did not earn a return during the recovery period	$ 7,527,613
Regulatory utility assets provision, review period	5 years
Composite weighted-average depreciation rate	3.25%	3.35%	3.34%
Effect of change in deprecation rate on depreciation expense	126,875
Effect of change in depreciation rate on net income	78,713
Effect of change in deprecation rate on EPS (in usd per share)	$ 0.02
Unbilled revenue	$ 1,071,128	$ 1,056,253
Deferred charges, amortization period	12 months
Percentage of total revenue	5.00%
Maximum Percentage Of Accounts Receivable From Single Customer	5.00%
Franchise effective date	Jan. 01, 2016
Number of pipelines	2
Interest Rate Swap [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of derivative instruments	2